INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of the intangibles	$ 277,000	$ 320,000	$ 581,000	$ 640,000